Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the years ended December 31, 2018, 2017 and 2016, are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Balance at beginning of period	—	—	(14,830)
Acquisition of Logitel	—	—	—
Settlement of liability	—	—	—
Gain included in Other income (expense) - net	—	—	14,830
Balance at end of period	—	—	—

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	233,580	233,580	250,294	250,294
Derivatives instruments (note 12)
Interest rate swap agreements	Level 2	(107,074)	(107,074)	(168,247)	(168,247)
Cross currency swap agreement	Level 2	(4,538)	(4,538)	(44,006)	(44,006)
Foreign currency forward contracts	Level 2	(4,650)	(4,650)	(357)	(357)

Other:
Long-term debt - public (note 8)	Level 1	(1,027,696)	(977,917)	(666,427)	(671,635)
Long-term debt - non-public (note 8)	Level 2	(2,070,046)	(2,082,316)	(2,457,301)	(2,475,946)
Due to affiliates - current (note 11h)	Level 2	(125,000)	(123,025)	—	—
Due to affiliates - long term (note 11f)	Level 2	—	—	(163,037)	(210,089)

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Direct financing leases	Payment activity	Performing	4,793	17,207